EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.6%
	AUSTRALIA — 2.3%
200,000	Sonic Healthcare Ltd.	$3,548,615
	BRAZIL — 1.1%
750,656	Ambev S.A. - ADR	1,636,430
	CANADA — 21.8%
55,000	Agnico Eagle Mines Ltd.	6,839,800
40,000	Bank of Nova Scotia	2,225,462
335,000	Barrick Mining Corp.	7,075,200
30,000	Franco-Nevada Corp.	4,779,900
600,000	IAMGOLD Corp. *	4,056,000
300,000	Kinross Gold Corp.	4,800,000
30,000	Nutrien Ltd.	1,779,600
84,694	Pan American Silver Corp.	2,288,432
		33,844,394
	CHINA — 1.1%
25,000	Tencent Holdings Ltd.	1,751,592
	DENMARK — 3.6%
20,000	Novo Nordisk A/S - ADR	941,400
30,000	Novonesis (Novozymes) B	1,952,972
35,000	Royal Unibrew A/S	2,623,074
		5,517,446
	FRANCE — 1.7%
25,000	Pluxee N.V.	508,673
35,000	Societe BIC S.A.	2,132,831
		2,641,504
	GERMANY — 4.2%
20,000	BASF S.E.	985,051
100,000	Carl Zeiss Meditec A.G.	5,550,610
		6,535,661
	JAPAN — 9.6%
40,000	BayCurrent, Inc.	2,301,326
50,000	Chugai Pharmaceutical Co., Ltd.	2,440,318
100,000	MonotaRO Co., Ltd.	1,793,104
400,000	Ono Pharmaceutical Co., Ltd.	4,484,085
150,000	Shoei Co., Ltd.	1,802,387
130,000	Yakult Honsha Co., Ltd.	2,096,552
		14,917,772

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 3.0%
2,500,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	$4,659,422
	NETHERLANDS — 2.8%
22,000	Aalberts N.V.	706,972
100,000	Shell PLC	3,594,089
		4,301,061
	NORWAY — 1.8%
105,000	Equinor A.S.A.	2,718,766
	SINGAPORE — 2.9%
165,000	Singapore Exchange Ltd.	2,033,272
842,700	Singapore Telecommunications Ltd.	2,518,235
		4,551,507
	SWEDEN — 4.9%
85,000	Evolution A.B. [1]	7,575,005
	SWITZERLAND — 4.7%
1,500	Barry Callebaut A.G.	1,840,145
20,000	Novartis A.G. - ADR	2,274,800
10,000	Roche Holding A.G.	3,165,087
		7,280,032
	UNITED KINGDOM — 16.9%
85,000	BP PLC - ADR	2,732,750
200,000	British American Tobacco PLC - ADR	10,736,000
125,000	Burberry Group PLC *	2,130,382
135,000	Greggs PLC	2,816,957
55,760	GSK PLC - ADR	2,071,484
40,000	Reckitt Benckiser Group PLC	2,996,302
45,000	Unilever PLC - ADR	2,629,350
		26,113,225
	UNITED STATES — 7.2%
85,000	Newmont Corp.	5,278,500
73,200	Newmont Corp. - CDI	4,550,245
8,500	Philip Morris International, Inc.	1,394,425
		11,223,170
	TOTAL COMMON STOCKS
	(Cost $105,412,435)	138,815,602

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 10.1%
15,537,100	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.112% [2]	$15,537,100
	Total Short-Term Investments
	(Cost $15,537,100)	15,537,100
	TOTAL INVESTMENTS — 99.7%
	(Cost $120,949,535)	154,352,702
	Other Assets in Excess of Liabilities — 0.3%	535,162
	TOTAL NET ASSETS — 100.0%	$154,887,864

ADR – American Depository Receipt
CDI – CHESS Depositary Interest
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,575,005, which represents 4.89% of Net Assets.
[2]The rate is the annualized seven-day yield at period end.